December 2012 Note 15 - Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2012
December 2012 Note 15 - Common Stock Warrants Tables
Common Stock Warrants outstanding
Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.15 - $1.00	4,794,565	0.85 years	$0.33	4,794,565	$0.33

Black-Scholes option pricing model - Common stock warrants
	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.47%	0.46%
Average expected life (in years)	3.50	1.90
Volatility	169%	197%

Activity of outstanding common stock warrants
		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	5,972,780	$0.29
Warrants expired	(290,000)	(0.18)
Warrants cancelled	–	–
Warrants granted	869,565	0.41
Warrants exercised	–	–

Balance, December 31, 2011	6,552,345	0.31
Warrants expired	(2,407,780)	(0.23)
Warrants cancelled	–	–
Warrants granted	650,000	0.16
Warrants exercised	–	–

Balance, December 31, 2012	4,794,565	$0.33

Exercisable, December 31, 2012	4,794,565	$0.33